MARKETABLE SECURITIES (Schedule of Marketable Securities With Contractual Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Adjusted cost, less than one year	$ 42,648	$ 20,407
Gross unrealized losses, less than one year	(83)	(10)
Gross unrealized gains, less than one year	8	55
Market Value, less than one year	42,573	20,452
Adjusted cost, over one year through three years	24,017	60,020
Gross unrealized losses, over one year through three years	(80)	(71)
Gross unrealized gains, over one through three years	34	141
Market Value, over one year through three years	23,971	60,090
Adjusted cost, greater than three years	30,911	15,019
Gross unrealized losses, greater than three years	(455)	(171)
Gross unrealized gains, greater than three years		29
Market value, greater than three years	30,456	14,877
Foreign banks and government debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Adjusted cost, less than one year	22,294	15,361
Gross unrealized losses, less than one year	(63)	(10)
Gross unrealized gains, less than one year	3	51
Market Value, less than one year	22,234	15,402
Adjusted cost, over one year through three years	14,463	31,040
Gross unrealized losses, over one year through three years	(61)	(45)
Gross unrealized gains, over one through three years	2	76
Market Value, over one year through three years	14,404	31,071
Adjusted cost, greater than three years	13,603	7,738
Gross unrealized losses, greater than three years	(198)	(111)
Gross unrealized gains, greater than three years
Market value, greater than three years	13,405	7,627
Corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Adjusted cost, less than one year	20,354	5,046
Gross unrealized losses, less than one year	(20)
Gross unrealized gains, less than one year	5	4
Market Value, less than one year	20,339	5,050
Adjusted cost, over one year through three years	9,554	28,980
Gross unrealized losses, over one year through three years	(19)	(26)
Gross unrealized gains, over one through three years	32	65
Market Value, over one year through three years	9,567	29,019
Adjusted cost, greater than three years	17,308	7,281
Gross unrealized losses, greater than three years	(257)	(60)
Gross unrealized gains, greater than three years		29
Market value, greater than three years	$ 17,051	$ 7,250